Notes payable (Details)		1 Months Ended				3 Months Ended	12 Months Ended
	May. 07, 2014 USD ($) $ / shares	Apr. 30, 2014 USD ($) shares	Mar. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares	Oct. 31, 2013 USD ($)	Jun. 30, 2014 USD ($)	Sep. 30, 2014 USD ($) shares
Promissory Note [Member]
Notes payable (Details) [Line Items]
Debt Instrument, Face Amount					$ 20,000
Proceeds from Convertible Debt					$ 19,000
Debt Instrument, Interest Rate, Stated Percentage					6.00%
Debt Instrument, Convertible, Beneficial Conversion Feature					$ 14,965
Debt Conversion, Original Debt, Amount		$ 20,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares		1,504,139
Convertible Note [Member]
Notes payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Amortization Of Beneficial Conversion Feature				$ 14,481
Extinguishment of Debt, Amount				$ 32,500
Debt Instrument, Prepayment Penalty, Percentage				50.00%
Payments of Debt Extinguishment Costs				$ 16,250
Two Security Purchase Agreement [Member]
Notes payable (Details) [Line Items]
Payments of Stock Issuance Costs				$ 37,980
Two Security Purchase Agreement [Member] | Senior Debentures [Member]
Notes payable (Details) [Line Items]
Proceeds from Convertible Debt					$ 100,000
Debt Instrument, Interest Rate, Stated Percentage					18.00%
Debt Instrument, Repayment Determination, Debt or Equity, Financing Amount					$ 265,000
Debt Instrument, Periodic Payment, Interest					$ 2,250
Securities Purchase Agreement With Inter Mountain Capital [Member]
Notes payable (Details) [Line Items]
Proceeds from Convertible Debt	$ 750,000
Debt Instrument, Convertible, Beneficial Conversion Feature	76,706
Amortization Of Beneficial Conversion Feature						$ 28,321
Legal Expenses	7,500
Debt Instrument, Cash To Be Paid, At Closing	$ 450,000
Debt Instrument, Number of Securities To Be Issued, At Closing	2
Debt Instrument, Non-cash Payment, At Closing	$ 300,000
Notes Payable							$ 502,500
Debt Instrument, Maturity Date	Oct. 07, 2015
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares	$ 0.05
Debt Instrument, Redemption Price, Percentage	125.00%
Securities Purchase Agreement With Inter Mountain Capital [Member] | Promissory Note [Member]
Notes payable (Details) [Line Items]
Debt Instrument, Face Amount	$ 832,500
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Debt Instrument, Original Issue, Discount	$ 75,000
One Of Convertible Note Holders [Member]
Notes payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount							$ 38,274
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares							14,068,600
Amortization Of Beneficial Conversion Feature							$ 23,427
Each Senior Debenture Holder [Member] | Two Security Purchase Agreement [Member] | Senior Debentures [Member]
Notes payable (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares				1,978,143
Repayments of Convertible Debt				$ 52,250
One Note Holder [Member]
Notes payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount			$ 100,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares			17,000,000
Debt Conversion, Interest Amount			$ 5,742
Stock Issued			$ 510,000
Gains (Losses) on Extinguishment of Debt							$ 404,258